UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 5.25%
Federal Farm Credit Bank
0.330%, due 06/27/16[1]	100,000,000	99,696,583
Federal Home Loan Bank
0.070%, due 08/12/15[1]	35,000,000	34,999,252
0.190%, due 10/22/15	100,000,000	99,997,157
0.300%, due 05/25/16[1]	150,000,000	149,627,500
US Treasury Bills
0.180%, due 02/04/16[1]	107,000,000	106,899,955
0.221%, due 02/04/16[1]	130,000,000	129,851,439
US Treasury Note
2.000%, due 04/30/16	145,000,000	146,908,235

Total US government and agency obligations (cost — $767,980,121)		767,980,121

Time deposits — 10.61%
Banking-non-US — 10.61%
Credit Agricole Corporate & Investment Bank
0.110%, due 08/03/15	251,500,000	251,500,000
DnB NOR Bank ASA
0.060%, due 08/03/15	300,000,000	300,000,000
Natixis
0.080%, due 08/03/15	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
0.070%, due 08/03/15	400,000,000	400,000,000
Svenska Handelsbanken
0.060%, due 08/03/15	400,000,000	400,000,000

Total time deposits (cost — $1,551,500,000)		1,551,500,000

Certificates of deposit — 30.46%
Banking-non-US — 26.67%
Bank of Montreal
0.310%, due 10/08/15	75,000,000	75,000,000
0.321%, due 08/26/15[2]	150,000,000	150,000,000
Bank of Nova Scotia
0.338%, due 08/19/15[2]	232,000,000	232,000,000
0.427%, due 10/30/15[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.397%, due 08/11/15[2]	30,000,000	30,013,016
0.397%, due 08/17/15[2]	100,000,000	100,044,485
Credit Industriel et Commercial
0.140%, due 08/05/15	246,000,000	246,000,000
Credit Suisse
0.228%, due 08/04/15[2]	300,000,000	300,000,000

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (continued)
Banking-non-US — (concluded)
0.230%, due 08/03/15	150,000,000	150,000,416
DnB NOR Bank ASA
0.120%, due 08/05/15	223,000,000	223,000,000
Mizuho Bank Ltd.
0.250%, due 08/05/15	148,000,000	148,000,000
0.280%, due 10/20/15	214,000,000	214,000,000
National Bank of Canada
0.287%, due 08/11/15[2]	185,000,000	185,000,000
0.337%, due 08/24/15[2]	52,000,000	52,000,000
Natixis
0.255%, due 08/03/15[2]	204,000,000	204,000,000
0.258%, due 08/04/15[2]	170,000,000	170,000,000
Norinchukin Bank
0.160%, due 08/17/15	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd.
0.300%, due 11/09/15	48,000,000	48,000,000
Rabobank Nederland NV
0.295%, due 10/13/15	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB
0.621%, due 09/21/15[2]	50,000,000	50,021,556
Societe Generale
0.259%, due 08/24/15[2]	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.
0.130%, due 08/03/15	96,000,000	96,000,000
0.130%, due 08/05/15	100,000,000	100,000,000
0.410%, due 01/07/16	187,000,000	187,000,000
Swedbank AB
0.100%, due 08/05/15	189,000,000	189,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	115,000,000	115,000,000

		3,901,079,473

Banking-US — 3.79%
Citibank N.A.
0.200%, due 10/01/15	116,000,000	116,000,000
HSBC Bank USA N.A.
0.400%, due 12/07/15	150,000,000	150,000,000
JPMorgan Chase Bank N.A.
0.320%, due 10/28/15	139,500,000	139,500,000

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
State Street Bank & Trust Co.
0.220%, due 11/09/15	148,000,000	148,000,000

		553,500,000

Total certificates of deposit (cost — $4,454,579,473)		4,454,579,473

Commercial paper[1] — 44.04%
Asset backed-miscellaneous — 19.05%
Antalis US Funding Corp.
0.140%, due 08/07/15	91,840,000	91,837,857
0.200%, due 08/04/15	50,800,000	50,799,153
Atlantic Asset Securitization LLC
0.258%, due 08/20/15[2]	150,000,000	150,000,000
0.277%, due 08/24/15[2]	250,000,000	250,000,000
Barton Capital LLC
0.257%, due 08/17/15[2]	138,000,000	138,000,000
0.279%, due 08/24/15[2]	250,000,000	250,000,000
Cancara Asset Securitisation LLC
0.180%, due 08/19/15	46,000,000	45,995,860
Chariot Funding LLC
0.300%, due 11/09/15	117,000,000	116,902,500
0.340%, due 12/02/15	50,000,000	49,941,917
0.340%, due 12/03/15	50,000,000	49,941,444
Fairway Finance Co. LLC
0.300%, due 11/17/15	98,000,000	97,911,800
Jupiter Securitization Co. LLC
0.330%, due 12/01/15	87,000,000	86,902,705
0.340%, due 12/02/15	100,000,000	99,883,833
0.500%, due 01/20/16	136,000,000	135,675,111
Liberty Street Funding LLC
0.250%, due 10/05/15	67,000,000	66,969,757
0.340%, due 12/03/15	50,000,000	49,941,444
LMA Americas LLC
0.140%, due 08/03/15	70,000,000	69,999,456
0.180%, due 08/17/15	20,000,000	19,998,400
0.190%, due 08/10/15	53,000,000	52,997,483
0.240%, due 08/10/15[2]	97,000,000	97,000,000
Manhattan Asset Funding Co. LLC
0.150%, due 08/03/15	111,000,000	110,999,075
Old Line Funding LLC
0.240%, due 09/03/15	75,000,000	74,983,500
0.400%, due 12/11/15	102,000,000	101,850,400
0.400%, due 12/18/15	100,000,000	99,845,556
Starbird Funding Corp.
0.267%, due 08/13/15[2]	95,000,000	95,000,000
Thunder Bay Funding LLC

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
0.220%, due 09/03/15	43,000,000	42,991,328
0.240%, due 09/25/15	50,000,000	49,981,667
Versailles Commercial Paper LLC
0.239%, due 08/28/15[2]	100,000,000	100,000,000
0.257%, due 08/17/15[2]	70,000,000	70,000,000
Victory Receivables Corp.
0.200%, due 08/03/15	69,725,000	69,724,225

		2,786,074,471

Banking-non-US — 19.60%
Australia & New Zealand Banking Group Ltd.
0.277%, due 08/13/15[2]	174,000,000	174,000,000
Banque et Caisse d’Epargne de L’Etat
0.345%, due 10/05/15	148,000,000	147,907,808
BNP Paribas
0.080%, due 08/03/15	625,000,000	624,997,222
Commonwealth Bank of Australia
0.225%, due 10/08/15	96,000,000	95,959,200
0.307%, due 08/10/15[2]	99,000,000	99,000,000
DBS Bank Ltd.
0.230%, due 10/06/15	100,000,000	99,957,833
0.290%, due 11/02/15	96,000,000	95,928,080
Erste Abwicklungsanstalt
0.190%, due 09/15/15	98,000,000	97,976,725
0.220%, due 09/17/15	100,000,000	99,971,278
Groupe BPCE
0.120%, due 08/05/15	290,000,000	289,996,133
National Australia Bank Ltd.
0.415%, due 01/08/16	132,500,000	132,255,611
Nordea Bank AB
0.245%, due 10/02/15	105,000,000	104,955,696
0.315%, due 11/12/15	150,000,000	149,864,813
0.400%, due 01/13/16	73,000,000	72,866,167
NRW Bank
0.160%, due 08/17/15	115,000,000	114,991,822
Skandinaviska Enskilda Banken AB
0.320%, due 10/08/15	100,000,000	99,939,556
United Overseas Bank Ltd.
0.320%, due 11/23/15	100,000,000	99,898,667
Westpac Banking Corp.
0.308%, due 08/04/15[2]	79,000,000	79,000,000
0.360%, due 09/24/15	45,500,000	45,475,430
Westpac Securities NZ Ltd.
0.269%, due 08/10/15[2]	75,000,000	75,000,000

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-non-US — (concluded)
0.360%, due 08/28/15[2]	67,000,000	67,000,000

		2,866,942,041

Banking-US — 1.03%
Toronto-Dominion Holdings USA, Inc.
0.120%, due 08/03/15	150,000,000	149,999,000

Energy-integrated — 2.80%
CNPC Finance HK Ltd.
0.400%, due 08/04/15	103,000,000	102,996,566
0.400%, due 08/10/15	100,000,000	99,990,000
0.400%, due 08/17/15	81,000,000	80,985,600
Sinopec Century Bright Capital Investment Ltd.
0.380%, due 08/31/15	125,000,000	124,960,417

		408,932,583

Finance-non-captive diversified — 1.01%
General Electric Capital Corp.
0.350%, due 10/02/15	148,000,000	147,910,789

Insurance-life — 0.55%
Prudential PLC
0.280%, due 10/06/15	81,250,000	81,208,292

Total commercial paper (cost — $6,441,067,176)		6,441,067,176

Non-US government agency — 0.92%
Export Development Canada
0.210%, due 08/03/15[2,3] (cost — $135,000,000)	135,000,000	135,000,000

Short-term corporate obligations — 4.09%
Banking-non-US — 2.89%
Royal Bank of Canada
0.374%, due 10/07/15[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.381%, due 08/27/15[2,3]	190,000,000	190,000,000

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations — (concluded)
Banking-non-US — (concluded)
Westpac Banking Corp.
1.041%, due 09/25/15[2]	58,095,000	58,166,256

		423,166,256

Banking-US — 1.20%
Wells Fargo Bank N.A.
0.406%, due 09/15/15[2]	50,000,000	50,000,000
0.461%, due 09/22/15[2]	125,000,000	125,000,000

		175,000,000

Total short-term corporate obligations (cost — $598,166,256)		598,166,256

Repurchase agreements — 4.62%
Repurchase agreement dated 07/31/15 with Goldman Sachs & Co., 0.120% due 08/03/15, collateralized by $23,926,000 Federal Home Loan Mortgage Corp. obligation, 0.400% to 5.550% due 05/27/16 to 05/22/37 and $1,447,000 Federal National Mortgage Association obligations, 0.625% to 5.375% due 08/26/16 to 09/06/24; (value — $25,500,265); proceeds: $25,000,250	25,000,000	25,000,000
Repurchase agreement dated 07/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 08/04/15, collateralized by $5,193,713 Federal Home Loan Mortgage Corp. obligations, 4.000% due 07/01/45 and $319,313,995 Federal National Mortgage Association obligations, 3.000% to 4.000% due 10/01/26 to 07/01/45; (value — $255,000,000); proceeds: $250,004,375	250,000,000	250,000,000
Repurchase agreement dated 07/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.480% due 10/26/15, collateralized by $108,317,496 various asset-backed convertible bonds, 5.285% to 6.820% due 04/25/34 to 04/10/37; (value — $107,000,001); proceeds: $100,120,000[4]	100,000,000	100,000,000
Repurchase agreement dated 07/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.580% due 10/26/15, collateralized by $369,144,783 various asset-backed convertible bonds, zero coupon to 7.173% due 05/15/18 to 03/25/54; (value — $321,000,001); proceeds: $300,435,000[4,5]	300,000,000	300,000,000

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/31/15 with State Street Bank and Trust Co., 0.000% due 08/03/15, collateralized by $540,000 Federal National Mortgage Association obligation, 2.080% due 10/17/22; (value — $524,464); proceeds: $514,000	514,000	514,000

Total repurchase agreements (cost—$675,514,000)		675,514,000

Total investments (cost — $14,623,807,026 which approximates cost for federal income tax purposes) — 99.99%		14,623,807,026
Other assets in excess of liabilities — 0.01%		1,415,348

Net assets — 100.00%		$14,625,222,374

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	767,980,121	—	767,980,121
Time deposits	—	1,551,500,000	—	1,551,500,000
Certificates of deposit	—	4,454,579,473	—	4,454,579,473
Commercial paper	—	6,441,067,176	—	6,441,067,176
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	598,166,256	—	598,166,256
Repurchase agreements	—	675,514,000	—	675,514,000
Total	—	14,623,807,026	—	14,623,807,026

At July 31, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 48 days.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	36.2
France	15.6
Sweden	11.3
Canada	10.0
Japan	6.1
Australia	4.7
Norway	3.6
Switzerland	3.1
Singapore	2.4
Germany	2.1
Hong Kong	1.9

Master Trust

Prime Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Netherlands	1.0
Luxembourg	1.0
New Zealand	1.0

Total	100.0

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.42% of net assets as of July 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2015 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of July 31, 2015.

[5]	Illiquid investment as of July 31, 2015.

Master Trust

Treasury Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations — 21.89%
US Treasury Bills[1]
0.180%, due 02/04/16	87,000,000	86,918,655
0.221%, due 02/04/16	150,000,000	149,828,583
0.270%, due 01/07/16	150,000,000	149,819,800
US Treasury Notes
0.103%, due 08/03/15[2]	500,000,000	499,941,041
0.250%, due 08/15/15	150,000,000	150,004,446
0.250%, due 09/15/15	200,000,000	200,033,813
0.250%, due 10/31/15	300,000,000	300,052,101
0.375%, due 02/15/16	250,000,000	250,223,110
0.375%, due 03/15/16	250,000,000	250,298,930
0.500%, due 06/30/16	100,000,000	100,113,197
0.625%, due 08/15/16	250,000,000	250,672,574
1.375%, due 11/30/15	330,000,000	331,313,325

Total US government obligations (cost — $2,719,219,575)		2,719,219,575

Repurchase agreements — 77.51%

Repurchase agreement dated 07/28/15 with BNP Paribas Securities Corp., 0.070% due 08/04/15, collateralized by $1,665,600 US Treasury Bond, 3.000% due 11/15/44, $93,300 US Treasury Inflation Index Bonds, 1.375% to 2.500% due 01/15/26 to 02/15/44, $16,668,500 US Treasury Inflation Index Note, 0.125% due 07/15/24, $50,353,800 US Treasury Notes, 0.875% to 2.000% due 11/15/17 to 07/31/22, $3,853,000 US Treasury Bonds Principal STRIPs, zero coupon to 4.250% due 11/15/15 to 11/15/44 and $46,316,392 US Treasury Bonds STRIPs, zero coupon due 08/15/17 to 05/15/44; (value — $102,000,028); proceeds: $100,001,361

	100,000,000	100,000,000
Repurchase agreement dated 07/31/15 with BNP Paribas Securities Corp., 0.130% due 08/03/15, collateralized by $54,483,900 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/43 to 02/15/45 and $13,749,907 US Treasury Bonds STRIPs, zero coupon due 11/15/25 to 11/15/41; (value — $30,600,030); proceeds: $30,000,325	30,000,000	30,000,000
Repurchase agreement dated 07/31/15 with Federal Reserve Bank of New York, 0.050% due 08/03/15, collateralized by $2,866,362,400 US Treasury Bonds, 2.750% to 4.375% due 05/15/40 to 08/15/42 and $3,309,198,600 US Treasury Notes, 1.125% to 3.500% due 10/31/18 to 08/15/21; (value — $7,045,029,467); proceeds: $7,045,029,354	7,045,000,000	7,045,000,000

Master Trust

Treasury Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (continued)

Repurchase agreement dated 07/06/15 with Goldman Sachs & Co., 0.060% due 08/05/15, collateralized by $2,771,300 US Treasury Bond, 5.250% due 11/15/28, $413,625,100 US Treasury Inflation Index Bonds, 0.625% to 2.375% due 01/15/27 to 02/15/44, $20,667,500 US Treasury Inflation Index Note, 1.375% due 07/15/18, $92,413,419 US Treasury Notes, 1.500% to 3.625% due 06/30/16 to 06/30/21, $528,579,600 US Treasury Bonds Principal STRIPs, zero coupon to 4.250% due 05/15/21 to 05/15/44 and $385,838,934 US Treasury Bonds STRIPs, zero coupon due 11/15/18 to 11/15/30; (value — $1,224,000,062); proceeds: $1,200,060,000[3]

	1,200,000,000	1,200,000,000
Repurchase agreement dated 07/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 08/04/15, collateralized by $101,987,000 US Treasury Note, 1.750% due 10/31/20 and $101,419,000 US Treasury Bond STRIP, zero coupon due 08/15/15; (value — $204,000,092); proceeds: $200,003,111	200,000,000	200,000,000
Repurchase agreement dated 07/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 08/05/15, collateralized by $368,408,000 US Treasury Bonds, 2.750% to 6.250% due 05/15/30 to 11/15/42; (value — $459,000,045); proceeds: $450,008,750	450,000,000	450,000,000
Repurchase agreement dated 07/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.120% due 08/03/15, collateralized by $25,488,800 US Treasury Note, 0.250% due 12/31/15; (value — $25,500,030); proceeds: $25,000,250	25,000,000	25,000,000
Repurchase agreement dated 07/31/15 with State Street Bank and Trust Co., 0.000% due 08/03/15, collateralized by $135,000 US Treasury Note, 2.125% due 08/15/21; (value — $138,741); proceeds: $131,000	131,000	131,000
Repurchase agreement dated 07/30/15 with Toronto-Dominion Bank, 0.110% due 08/06/15, collateralized by $65,500,000 US Treasury Bill, zero coupon due 12/31/15, $34,682,500 US Treasury Bonds, 3.000% to 3.750% due 02/15/42 to 11/15/44 and $152,648,500 US Treasury Notes, 0.375% to 2.625% due 03/15/16 to 07/31/22; (value — $255,000,004); proceeds: $250,005,347	250,000,000	250,000,000

Master Trust

Treasury Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/31/15 with Toronto-Dominion Bank, 0.120% due 08/03/15, collateralized by $15,013,000 US Treasury Bill, zero coupon due 11/12/15, $20,736,600 US Treasury Bonds, 5.375% to 7.250% due 05/15/16 to 02/15/31 and $294,507,600 US Treasury Notes, 0.750% to 3.125% due 09/30/17 to 02/15/25; (value — $336,600,053); proceeds: $330,003,300	330,000,000	330,000,000

Total repurchase agreements (cost—$9,630,131,000)		9,630,131,000

Total investments (cost — $12,349,350,575 which approximates cost for federal income tax purposes) — 99.40%		12,349,350,575
Other assets in excess of liabilities — 0.60%		74,195,627

Net assets — 100.00%		$12,423,546,202

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	2,719,219,575	—	2,719,219,575
Repurchase agreements	—	9,630,131,000	—	9,630,131,000
Total	—	12,349,350,575	—	12,349,350,575

At July 31, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 34 days

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 81.75%
Alabama — 0.24%
University of Alabama Revenue (University Hospital), Series C,
0.010%, VRD	3,500,000	3,500,000

Alaska — 0.66%
Alaska International Airports Revenue Refunding (System), Series A,
0.020%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project),
0.010%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B,
0.010%, VRD	2,235,000	2,235,000

		9,535,000

Arizona — 0.74%
AK-Chin Indian Community Revenue,
0.020%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.-Irvington Project),
0.070%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W),
0.070%, VRD[1,2]	3,750,000	3,750,000

		10,750,000

California — 6.68%
Antelope Valley-East Kern Water Agency, Series A-2,
0.010%, VRD	2,950,000	2,950,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2,
0.010%, VRD	4,500,000	4,500,000
California State Kindergarten, Series A2,
0.010%, VRD	12,300,000	12,300,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.010%, VRD	17,900,000	17,900,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.010%, VRD	1,675,000	1,675,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — (concluded)
Sacramento Municipal Utility District, Subordinate, Series L,
0.010%, VRD	21,820,000	21,820,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.010%, VRD	14,700,000	14,700,000
Series B,
0.020%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B,
0.020%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.010%, VRD	4,850,000	4,850,000
Series C,
0.020%, VRD	870,000	870,000

		97,060,000

Colorado — 2.37%
Denver City & County Certificates of Participation Refunding,
Series A1,
0.010%, VRD	19,065,000	19,065,000
Series A2,
0.010%, VRD	14,000,000	14,000,000
Series A3,
0.010%, VRD	1,425,000	1,425,000

		34,490,000

District of Columbia — 1.74%
District of Columbia Revenue (German Marshall Fund of the United States),
0.020%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien),
Series B-1,
0.010%, VRD	3,900,000	3,900,000
Subseries B-2,
0.010%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2,
0.010%, VRD	8,900,000	8,900,000

		25,300,000

Florida — 2.48%
Gainesville Utilities System Revenue, Series A,
0.020%, VRD	2,470,000	2,470,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Florida — (concluded)
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.010%, VRD	27,675,000	27,675,000
JEA Water & Sewer System Revenue, Subseries B-1,
0.030%, VRD	5,840,000	5,840,000

		35,985,000

Georgia — 1.75%
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.020%, VRD	10,250,000	10,250,000
Series B-2,
0.010%, VRD	15,150,000	15,150,000

		25,400,000

Illinois — 9.31%
Chicago Waterworks Revenue Refunding, Subseries 2004-1,
0.110%, VRD	5,000,000	5,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.030%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.030%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.020%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1,
0.010%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.020%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.030%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.020%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.010%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Series A-1B,
0.020%, VRD	5,000,000	5,000,000
Series A-2D,
0.020%, VRD	6,300,000	6,300,000
Illinois State,
Series B-5,
0.030%, VRD	27,700,000	27,700,000
Series B-6,
0.020%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project),
0.010%, VRD	3,850,000	3,850,000

		135,348,000

Indiana — 2.75%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A,
0.010%, VRD	11,000,000	11,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.020%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.020%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.020%, VRD	2,600,000	2,600,000

		39,925,000

Kansas — 0.79%
Kansas State Department of Transportation Highway Revenue, Series C-4,
0.030%, VRD	11,500,000	11,500,000

Kentucky — 0.35%
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
0.030%, VRD	5,090,000	5,090,000

Louisiana — 1.01%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.010%, VRD	7,500,000	7,500,000
Series B,
0.010%, VRD	700,000	700,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Louisiana — (concluded)
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.010%, VRD	6,500,000	6,500,000

		14,700,000

Maryland — 1.43%
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.020%, VRD	1,800,000	1,800,000
Series B-2,
0.030%, VRD	11,000,000	11,000,000
Series B-3,
0.030%, VRD	8,000,000	8,000,000

		20,800,000

Massachusetts — 1.87%
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C,
0.010%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1,
0.020%, VRD	24,500,000	24,500,000

		27,190,000

Michigan — 0.93%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.010%, VRD	3,780,000	3,780,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.010%, VRD	9,695,000	9,695,000

		13,475,000

Minnesota — 2.32%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
0.020%, VRD	7,140,000	7,140,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.010%, VRD	11,550,000	11,550,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Minnesota — (concluded)
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B,
0.010%, VRD	15,000,000	15,000,000

		33,690,000

Mississippi — 0.67%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series G,
0.010%, VRD	4,000,000	4,000,000
Series I,
0.010%, VRD	1,000,000	1,000,000
Series K,
0.010%, VRD	3,000,000	3,000,000
Series L,
0.010%, VRD	1,800,000	1,800,000

		9,800,000

Missouri — 1.97%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5,
0.010%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School),
0.010%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B,
0.010%, VRD	10,900,000	10,900,000
0.010%, VRD	3,500,000	3,500,000
Series C,
0.010%, VRD	4,200,000	4,200,000
0.010%, VRD	2,300,000	2,300,000
Series D,
0.010%, VRD	1,000,000	1,000,000

		28,710,000

Nebraska — 0.59%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1,
0.010%, VRD	8,555,000	8,555,000

New Hampshire — 2.58%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.020%, VRD	4,635,000	4,635,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New Hampshire — (concluded)
Series A,
0.010%, VRD	13,400,000	13,400,000
Series B,
0.010%, VRD	19,500,000	19,500,000

		37,535,000

New York — 13.40%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.020%, VRD	23,325,000	23,325,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.010%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured),
0.010%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.030%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured),
0.010%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.020%, VRD	5,425,000	5,425,000
Series BB-2,
0.010%, VRD	13,040,000	13,040,000
Series BB-5,
0.010%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series B-4,
0.010%, VRD	200,000	200,000
Series CC-1,
0.010%, VRD	9,700,000	9,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A,
0.010%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4,
0.010%, VRD	19,265,000	19,265,000
New York City, Subseries D-4,
0.010%, VRD	5,640,000	5,640,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Dormitory Authority Revenue (Cornell University), Series A,
0.010%, VRD	3,165,000	3,165,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2,
0.010%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.010%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.020%, VRD	5,100,000	5,100,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A,
0.010%, VRD	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B,
0.010%, VRD	3,870,000	3,870,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2,
0.010%, VRD	16,800,000	16,800,000

		194,730,000

North Carolina — 3.56%
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.010%, VRD	5,975,000	5,975,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured),
Series E,
0.020%, VRD	2,200,000	2,200,000
Series H,
0.010%, VRD	24,075,000	24,075,000
Guilford County, Series B,
0.030%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.020%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A,
0.010%, VRD	4,410,000	4,410,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
North Carolina — (concluded)
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.040%, VRD	10,000,000	10,000,000
University of North Carolina Chapel Hill Revenue, Series B,
0.010%, VRD	1,300,000	1,300,000

		51,755,000

Ohio — 4.85%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.020%, VRD	25,240,000	25,240,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.030%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B,
0.010%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.020%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series B,
0.010%, VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z),
0.030%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E,
0.010%, VRD	1,000,000	1,000,000

		70,530,000

Oregon — 0.53%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C,
0.020%, VRD	7,700,000	7,700,000

Pennsylvania — 2.15%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.010%, VRD	2,770,000	2,770,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.020%, VRD	5,325,000	5,325,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.020%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania),
0.010%, VRD	3,315,000	3,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A,
0.030%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
0.030%, VRD	5,245,000	5,245,000

		31,195,000

Rhode Island — 0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.020%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.010%, VRD	300,000	300,000

		3,080,000

Tennessee — 0.30%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.020%, VRD	4,300,000	4,300,000

Texas — 8.84%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured),
0.020%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.010%, VRD	14,000,000	14,000,000
Subseries C-2,
0.010%, VRD	5,700,000	5,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.010%, VRD	21,820,000	21,820,000
Series A-2,
0.010%, VRD	9,355,000	9,355,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Harris County Hospital District Revenue Refunding (Senior Lien),
0.020%, VRD	4,710,000	4,710,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.020%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.030%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
1.500%, due 08/31/15	53,000,000	53,060,974
University of Texas University Revenues Refunding (Financing System), Series B,
0.010%, VRD	2,600,000	2,600,000

		128,425,974

Utah — 0.43%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D,
0.010%, VRD	6,305,000	6,305,000

Virginia — 1.88%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.010%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.020%, VRD	3,455,000	3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.010%, VRD	10,210,000	10,210,000
Series F,
0.010%, VRD	3,000,000	3,000,000

		27,365,000

Washington — 2.37%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.030%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.030%, VRD	21,850,000	21,850,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Washington — (concluded)
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured),
0.030%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace),
0.020%, VRD	3,750,000	3,750,000

		34,495,000

Total municipal bonds and notes (cost — $1,188,218,974)		1,188,218,974

Tax-exempt commercial paper — 15.65%
California — 1.10%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1,
0.110%, due 11/04/15	6,000,000	6,000,000
Sacramento Municipal Utility District (Subordinate Lien), Series L
0.080%, due 08/05/15	10,000,000	10,000,000

		16,000,000

Illinois — 0.73%
Illinois Educational Facilities Authority Revenue,
0.090%, due 09/03/15	10,615,000	10,615,000

Maryland — 2.40%
Johns Hopkins University,
0.080%, due 08/05/15	6,900,000	6,900,000
Montgomery County,
0.060%, due 10/05/15	10,000,000	10,000,000
0.080%, due 08/06/15	10,000,000	10,000,000
0.100%, due 09/04/15	8,000,000	8,000,000

		34,900,000

Minnesota — 2.07%
Mayo Clinic,
0.080%, due 08/05/15	20,000,000	20,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (continued)
Minnesota — (concluded)
0.080%, due 08/06/15	10,000,000	10,000,000

		30,000,000

Missouri — 0.80%
Curators University,
0.080%, due 08/05/15	11,583,000	11,583,000

Tennessee — 1.10%
Vanderbilt University,
0.120%, due 08/05/15	8,000,000	8,000,000
0.190%, due 01/12/16	8,000,000	8,000,000

		16,000,000

Texas — 5.16%
Dallas Area Rapid Transit,
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/20/15	10,000,000	10,000,000
0.080%, due 09/01/15	5,000,000	5,000,000
0.090%, due 09/10/15	4,000,000	4,000,000
0.090%, due 09/10/15	6,000,000	6,000,000
University of Texas,
0.070%, due 08/07/15	10,000,000	10,000,000
0.080%, due 09/04/15	12,000,000	12,000,000
0.080%, due 09/16/15	10,000,000	10,000,000
0.090%, due 10/08/15	10,000,000	10,000,000

		75,000,000

Virginia — 0.95%
University of Virginia,
0.050%, due 09/08/15	7,900,000	7,900,000
0.050%, due 09/08/15	5,900,000	5,900,000

		13,800,000

Washington — 1.34%
University of Washington,
0.060%, due 09/04/15	10,000,000	10,000,000
0.100%, due 11/09/15	5,000,000	5,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Washington — (concluded)
0.120%, due 11/04/15	4,500,000	4,500,000

		19,500,000

Total tax-exempt commercial paper (cost — $227,398,000)		227,398,000

Total investments (cost — $1,415,616,974 which approximates cost for federal income tax purposes) — 97.40%		1,415,616,974
Other assets in excess of liabilities — 2.60%		37,769,013

Net assets — 100.00%		$1,453,385,987

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	1,188,218,974	—	1,188,218,974
Tax-exempt commercial paper	—	227,398,000	—	227,398,000
Total	—	1,415,616,974	—	1,415,616,974

At July 31, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 11 days.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.75% of net assets as of July 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates

Master Trust

Tax-Free Master Fund

Schedule of investments — July 31, 2015 (unaudited)

STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2015 and reset periodically.

Master Trust

Valuation of investments — Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of Master Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated April 30, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: September 29, 2015